UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00216

Nicholas High Income Fund, Inc.

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(Exact name of registrant as specified in charter)

700 North Water Street

Milwaukee, Wisconsin 53202

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(Address of principle executive offices)

Jeffrey T. May, Senior Vice President & Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

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(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of Fiscal year-end: 12/31/2013

Date of reporting period: 07/01/2012 - 06/30/2013

Item 1. Proxy Voting Record

Account Name: Nicholas High Income Fund, Inc.

DIGITAL REALTY TRUST, INC.

Ticker:       DLR            Security ID:  253868103

Meeting Date: MAY 01, 2013   Meeting Type: Annual

Record Date:  MAR 08, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1A    Elect Director Dennis E. Singleton      For       For          Management

1B    Elect Director Michael F. Foust         For       For          Management

1C    Elect Director Laurence A. Chapman      For       For          Management

1D    Elect Director Kathleen Earley          For       For          Management

1E    Elect Director Ruann F. Ernst           For       For          Management

1F    Elect Director Kevin J. Kennedy         For       For          Management

1G    Elect Director William G. LaPerch       For       For          Management

1H    Elect Director Robert H. Zerbst         For       For          Management

2     Ratify Auditors                         For       For          Management

3     Advisory Vote to Ratify Named           For       For          Management

      Executive Officers' Compensation

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HOSPITALITY PROPERTIES TRUST

Ticker:       HPT            Security ID:  44106M102

Meeting Date: MAY 15, 2013   Meeting Type: Annual

Record Date:  FEB 19, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director William A. Lamkin        For       Against      Management

2     Advisory Vote to Ratify Named           For       For          Management

      Executive Officers' Compensation

3     Ratify Auditors                         For       For          Management

4     Reduce Supermajority Vote Requirement   Against   For          Shareholder

5     Declassify the Board of Directors       Against   For          Shareholder

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NATIONAL RETAIL PROPERTIES, INC.

Ticker:       NNN            Security ID:  637417106

Meeting Date: MAY 23, 2013   Meeting Type: Annual

Record Date:  MAR 25, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Don DeFosset             For       For          Management

1.2   Elect Director David M. Fick            For       For          Management

1.3   Elect Director Edward J. Fritsch        For       For          Management

1.4   Elect Director Kevin B. Habicht         For       For          Management

1.5   Elect Director Richard B. Jennings      For       For          Management

1.6   Elect Director Ted B. Lanier            For       For          Management

1.7   Elect Director Robert C. Legler         For       For          Management

1.8   Elect Director Craig Macnab             For       For          Management

1.9   Elect Director Robert Martinez          For       For          Management

2     Advisory Vote to Ratify Named           For       For          Management

      Executive Officers' Compensation

3     Ratify Auditors                         For       For          Management

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SUMMIT HOTEL PROPERTIES, INC.

Ticker:       INN            Security ID:  866082100

Meeting Date: JUN 12, 2013   Meeting Type: Annual

Record Date:  APR 26, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Kerry W. Boekelheide     For       For          Management

1.2   Elect Director Daniel P. Hansen         For       For          Management

1.3   Elect Director Bjorn R. L. Hanson       For       For          Management

1.4   Elect Director David S. Kay             For       For          Management

1.5   Elect Director Thomas W. Storey         For       For          Management

1.6   Elect Director Wayne W. Wielgus         For       For          Management

2     Ratify Auditors                         For       For          Management

3     Advisory Vote to Ratify Named           For       For          Management

      Executive Officers' Compensation

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WISCONSIN ENERGY CORPORATION

Ticker:       WEC            Security ID:  976657106

Meeting Date: MAY 02, 2013   Meeting Type: Annual

Record Date:  FEB 21, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director John F. Bergstrom        For       For          Management

1.2   Elect Director Barbara L. Bowles        For       For          Management

1.3   Elect Director Patricia W. Chadwick     For       For          Management

1.4   Elect Director Curt S. Culver           For       For          Management

1.5   Elect Director Thomas J. Fischer        For       For          Management

1.6   Elect Director Gale E. Klappa           For       For          Management

1.7   Elect Director Henry W. Knueppel        For       For          Management

1.8   Elect Director Ulice Payne, Jr.         For       For          Management

1.9   Elect Director Mary Ellen Stanek        For       For          Management

2     Ratify Auditors                         For       For          Management

3     Advisory Vote to Ratify Named           For       For          Management

      Executive Officers' Compensation

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Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'

Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot marked 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nicholas High Income Fund, Inc.

By (Signature and Title)	/s/ David O. Nicholas
David O. Nicholas, Principal Executive Officer

Date	08/23/2013